Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 9,613,390		¥ 18,155,563	¥ (14,319,064)
Other comprehensive income before reclassification	447,568		238,312	1,845,888
Amounts reclassified from accumulated other comprehensive income	(14,169)		(9,635)	(59,024)
Total other comprehensive income, net of tax	433,399	$ 66,421	228,677	1,786,864
Other comprehensive (income)/loss attributable to noncontrolling interests	2,563		(1,905)	(44)
Balances	9,335,669	1,430,754	9,613,390	18,155,563
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,106,219		1,879,171	91,618
Other comprehensive income before reclassification	433,497		228,974	1,787,553
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive income, net of tax	433,497		228,974	1,787,553
Other comprehensive (income)/loss attributable to noncontrolling interests	2,571		(1,926)	0
Balances	2,542,287	389,623	2,106,219	1,879,171
Unrealized Gain on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	499		775	1,508
Other comprehensive income before reclassification	14,071		9,338	58,335
Amounts reclassified from accumulated other comprehensive income	(14,169)		(9,635)	(59,024)
Total other comprehensive income, net of tax	(98)		(297)	(689)
Other comprehensive (income)/loss attributable to noncontrolling interests	(8)		21	(44)
Balances	393	60	499	775
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,106,718		1,879,946	93,126
Total other comprehensive income, net of tax	435,962		226,772	1,786,820
Balances	¥ 2,542,680	$ 389,683	¥ 2,106,718	¥ 1,879,946